UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET

MUNICIPAL HIGH INCOME FUND

FORM N-Q

OCTOBER 31, 2010

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.6%
Alaska - 0.2%
Alaska Industrial Development & Export Authority
Revenue, Williams Lynxs Alaska Cargoport	8.125%	5/1/31	$2,300,000	$2,143,508	(a)
Arizona - 2.4%
Maricopa County, AZ, Pollution Control Corp.,
PCR, Southern California Edison Co.	5.000%	6/1/35	8,000,000	8,239,120
Pima County, AZ, IDA Educational Revenue, Noah Webster Basic	6.125%	12/15/34	1,000,000	990,590
Pima County, AZ, IDA Revenue, Tucson Electric Power Co.	5.750%	9/1/29	9,000,000	9,382,860
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,380,350
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,205,680

Total Arizona				22,198,600

Arkansas - 0.1%
Arkansas State Development Financing Authority,

Industrial Facilities Revenue, Potlatch Corp. Projects	7.750%	8/1/25	1,000,000	1,034,690	(a)

California - 8.9%
Alhambra, CA, Revenue:
Atherton Baptist Homes	7.500%	1/1/30	1,640,000	1,744,681
Atherton Baptist Homes	7.625%	1/1/40	1,500,000	1,611,720
California EFA Revenue:
College and University Financing Program	5.000%	2/1/12	1,440,000	1,470,773
College and University Financing Program	5.000%	2/1/14	1,595,000	1,657,253
College and University Financing Program	5.000%	2/1/15	1,670,000	1,734,495
California Health Facilities Financing Authority
Revenue, Stanford Hospital & Clinics	5.150%	11/15/40	4,000,000	4,107,160
California Statewide CDA Revenue:
East Campus Apartments LLC	5.625%	8/1/34	1,000,000	1,002,450
Lodi Memorial Hospital, California Mortgage Insurance	5.000%	12/1/37	14,000,000	13,341,160
Senior Living-Presbyterian Homes	4.750%	11/15/26	1,920,000	1,773,619
Senior Living-Presbyterian Homes	4.875%	11/15/36	6,000,000	5,384,880
Golden State Tobacco Securitization Corp., CA,
Tobacco Settlement Revenue	7.875%	6/1/42	3,150,000	3,728,151	(b)(c)
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	30,000,000	37,068,600
Palomar, CA, Pomerado Health Care District, COP	6.750%	11/1/39	5,000,000	5,524,650
Redding, CA, RDA, Tax Allocation, Shastec
Redevelopment Project	5.000%	9/1/36	1,250,000	1,187,363

Total California				81,336,955

Colorado - 4.8%
Colorado Educational & Cultural Facilities Authority
Revenue:
Charter School Peak to Peak Project	7.500%	8/15/21	1,170,000	1,226,616	(b)
Charter School Refunding, Jefferson Project	6.000%	6/15/33	1,500,000	1,307,850
Cheyenne Mountain Charter	5.375%	6/15/38	2,585,000	2,675,682
Colorado Health Facilities Authority Revenue:
Christian Living Communities Project	5.750%	1/1/37	2,000,000	1,819,300
Parkview Medical Center Project	6.600%	9/1/25	1,000,000	1,048,940	(b)
The Evangelical Lutheran Good Samaritan Society	6.125%	6/1/38	7,000,000	7,217,770
Public Authority for Colorado Energy, Natural Gas
Purchase Revenue	6.500%	11/15/38	20,000,000	23,515,600
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	4,000,000	3,450,720
Southlands, CO, Metropolitan District No. 1, GO	7.125%	12/1/34	1,000,000	1,238,700	(b)

Total Colorado				43,501,178

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - 0.4%
Connecticut State Development Authority, IDR,

AFCO Cargo LLC Project	8.000%	4/1/30	$4,000,000	$3,821,920	(a)

Delaware - 2.0%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	17,000,000	17,031,450
New Castle County, DE, Revenue, Newark Charter School Inc. Project	5.000%	9/1/36	1,000,000	877,760

Total Delaware				17,909,210

Florida - 1.8%
Bonnet Creek Resort Community Development
District, Special Assessment	7.500%	5/1/34	1,000,000	952,450
Gramercy Farms Community, Development District,
FL, Special Assessment	5.100%	5/1/14	6,995,000	3,168,455	(d)
Hillsborough County, FL, IDA Revenue, National
Gypsum Convention	7.125%	4/1/30	1,000,000	969,810	(a)
Orange County, FL, Health Facilities Authority
Revenue, First Mortgage, GF, Orlando Inc. Project	9.000%	7/1/31	2,000,000	2,010,280
Reunion East Community Development District,
Special Assessment	7.375%	5/1/33	2,500,000	1,698,975
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	5,000,000	5,108,200	(e)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	2,826,600	(e)

Total Florida				16,734,770

Georgia - 4.5%
Atlanta, GA, Development Authority Educational
Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	5,865,000	6,097,078
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	15,000,000	16,995,300
DeKalb, Newton & Gwinnett Counties, GA, Joint
Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	9,000,000	10,176,660
Gainesville & Hall County, GA, Development Authority
Retirement Community Revenue:
Acts Retirement-Life Communities Inc.	6.375%	11/15/29	700,000	737,226
Acts Retirement-Life Communities Inc.	6.625%	11/15/39	1,085,000	1,136,353
Gainesville & Hall County, GA, Development
Authority Revenue, Senior Living Facilities, Lanier
Village Estates	7.250%	11/15/29	1,500,000	1,516,020
Marietta, GA, Development Authority Revenue, Life
University Inc. Project	7.000%	6/15/39	4,000,000	4,030,000

Total Georgia				40,688,637

Hawaii - 2.0%
Hawaii State Department of Budget & Finance Special
Purpose:
Revenue, Hawaiian Electric Co.	6.500%	7/1/39	8,000,000	8,953,840
Senior Living Revenue	6.400%	11/15/14	2,100,000	2,137,044
Senior Living Revenue	7.500%	11/15/15	6,200,000	6,455,006
Senior Living Revenue, 15 Craigside Project	8.750%	11/15/29	800,000	937,040

Total Hawaii				18,482,930

Illinois - 7.8%
Cook County, IL, Revenue, Navistar International Corp.	6.500%	10/15/40	10,000,000	10,431,000
Illinois Development Finance Authority Revenue:
Chicago Charter School Foundation Project	6.250%	12/1/32	2,000,000	2,235,620	(b)
Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,266,770	(a)
Illinois Finance Authority Revenue:
Park Place of Elmhurst	8.000%	5/15/30	5,000,000	5,009,650
Park Place of Elmhurst	8.125%	5/15/40	11,835,000	11,658,659
Refunding, Chicago Charter School Project	5.000%	12/1/36	3,000,000	2,735,460

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Refunding, OSF Healthcare System	5.750%	11/15/37	$2,500,000	$2,574,150
Refunding, OSF Healthcare System	6.000%	5/15/39	10,000,000	10,564,400
Metropolitan Pier & Exposition Authority, IL,
Dedicated State Tax Revenue, Mccormick	5.250%	6/15/50	22,000,000	22,414,700

Total Illinois				70,890,409

Indiana - 1.6%
Indiana Health Facilities Financing Authority,
Hospital Revenue, Riverview Hospital Project	6.125%	8/1/31	2,000,000	2,030,220
Indiana Municipal Power Agency Power Supply
System Revenue	6.000%	1/1/39	10,000,000	10,815,700
Vanderburgh County, IN, Redevelopment
Commission, Redevelopment District Tax Increment	5.250%	2/1/31	1,400,000	1,415,778

Total Indiana				14,261,698

Kansas - 0.2%

Overland Park, KS, Development Corp. Revenue, First Tier	7.375%	1/1/32	1,995,000	2,037,753	(b)

Kentucky - 3.0%
Kentucky Economic Development Finance
Authority Hospital Facilities Revenue, Owensboro
Medical Health Systems	6.375%	6/1/40	15,000,000	16,163,100
Louisville & Jefferson County, KY, Metro
Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	3,500,000	3,465,595
Owen County, KY, Waterworks System Revenue,
Kentucky American Water Co. Project	6.250%	6/1/39	7,000,000	7,706,510

Total Kentucky				27,335,205

Louisiana - 3.0%
Epps, LA, COP	8.000%	6/1/18	930,000	950,888
Louisiana Local Government Environmental
Facilities, CDA Revenue, Capital Project &
Equipment Acquisition Program, ACA	6.550%	9/1/25	1,965,000	1,841,009
Louisiana Public Facilities Authority Revenue,
Entergy Louisiana LLC Project	5.000%	6/1/30	5,035,000	5,105,993
Rapides, LA, Finance Authority Revenue, Cleco
Power LLC Project	6.000%	10/1/11	6,000,000	6,229,380	(a)(f)
St. John Baptist Parish, LA, Revenue, Marathon Oil Corp.	5.125%	6/1/37	13,175,000	13,070,522

Total Louisiana				27,197,792

Maryland - 4.1%
Maryland Industrial Development Financing
Authority, EDR, Our Lady of Good Counsel School	6.000%	5/1/35	1,000,000	1,002,720
Maryland State Economic Development Corp.,
Student Housing Revenue, University of Maryland
College Park Projects	5.800%	6/1/38	5,000,000	5,157,250
Maryland State Economic Development Corp., EDR:
Term Project	5.750%	6/1/35	7,500,000	7,813,500
Transportation Facilities Project	5.750%	6/1/35	21,625,000	22,528,925
Maryland State Health & Higher EFA Revenue:
Washington Christian Academy	5.250%	7/1/18	250,000	112,615
Washington Christian Academy	5.500%	7/1/38	1,170,000	519,620

Total Maryland				37,134,630

Massachusetts - 3.5%
Boston, MA, Industrial Development Financing
Authority Revenue, Roundhouse Hospitality LLC Project	7.875%	3/1/25	1,245,000	1,091,629	(a)
Massachusetts State HEFA Revenue:
Caritas Christi Obligation	6.750%	7/1/16	2,000,000	2,091,640	(b)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - continued
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	$10,000,000	$10,010,400
Suffolk University	5.750%	7/1/39	13,740,000	14,555,194
University of Massachusetts Memorial Health Care Inc.	5.000%	7/1/33	4,000,000	4,013,920

Total Massachusetts				31,762,783

Michigan - 1.3%
Allen Academy, MI, COP	8.000%	6/1/33	3,500,000	3,638,915
Cesar Chavez Academy, COP	6.500%	2/1/33	1,635,000	1,538,012
Cesar Chavez Academy, COP	8.000%	2/1/33	1,600,000	1,655,840
Royal Oak, MI, Hospital Finance Authority
Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,833,160

Total Michigan				11,665,927

Minnesota - 0.4%
Sartell, MN, Health Care & Housing Facilities
Revenue, Foundation for Health Care Project	8.000%	9/1/30	1,635,000	1,649,437
St. Paul, MN, Port Authority Lease Revenue:
Regions Hospital Parking Ramp Project	5.000%	8/1/21	475,000	452,917
Regions Hospital Parking Ramp Project	5.000%	8/1/36	1,375,000	1,195,728

Total Minnesota				3,298,082

Missouri - 0.3%
Kansas City, MO, Tax Increment Financing
Commission, Tax Increment Revenue, Maincor Project	5.000%	3/1/12	340,000	338,382
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,039,120
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,602,365

Total Missouri				2,979,867

Montana - 0.3%
Montana State Board of Investment, Resource

Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	3,130,000	3,110,844	(a)

New Hampshire - 0.2%
New Hampshire HEFA Revenue, New Hampshire

College	7.500%	1/1/31	1,500,000	1,531,935	(b)

New Jersey - 2.1%
New Jersey EDA Revenue, Newark Downtown
District Management Corp.	5.125%	6/15/27	400,000	390,580
New Jersey Health Care Facilities Financing
Authority Revenue, Trinitas Hospital Obligation
Group	5.250%	7/1/30	6,000,000	5,919,960
New Jersey State EDA Revenue:
Refunding	6.875%	1/1/37	11,000,000	9,960,390	(a)
Refunding, Gloucester Marine Project	6.625%	1/1/37	3,485,000	3,246,103

Total New Jersey				19,517,033

New Mexico - 0.9%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	1,630,000	1,501,230
COP, Jail Project Revenue	6.000%	4/1/23	500,000	438,960
COP, Jail Project Revenue	6.000%	4/1/28	500,000	417,100
Jail Project Revenue	7.500%	12/1/24	5,510,000	5,519,698

Total New Mexico				7,876,988

New York - 5.5%
Brooklyn Arena, NY, Local Development Corp.,
Barclays Center Project	6.250%	7/15/40	29,670,000	32,170,884
Dutchess County, NY, Industrial Development
Agency, Civic Facility Revenue, Refunding, Bard
College	5.000%	8/1/46	2,500,000	2,501,225

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Herkimer County, NY, IDA, Folts Adult Home, FHA,
GNMA	5.500%	3/20/40	$980,000	$1,052,677
Nassau County, NY, Industrial Development
Agency Revenue, Continuing Care Retirement,
Amsterdam at Harborside	6.700%	1/1/43	3,300,000	3,342,570
New York City, NY, IDA, Civic Facilities Revenue:
Amboy Properties Corp. Project	6.750%	6/1/20	2,275,000	2,174,627
Community Hospital Brooklyn	6.875%	11/1/10	285,000	285,000
Special Needs Facilities Pooled Program	8.125%	7/1/19	770,000	785,400
New York Liberty Development Corp., Liberty
Revenue, Refunding, Second Priority, Bank of
America	6.375%	7/15/49	7,000,000	7,504,770

Total New York				49,817,153

Ohio - 0.6%
Cleveland-Cuyahoga County, OH, Port Authority
Revenue, Senior Housing St. Clarence	6.125%	5/1/26	500,000	481,860
Cuyahoga County, OH, Hospital Facilities
Revenue, Canton Inc. Project	7.500%	1/1/30	2,500,000	2,532,575
Miami County, OH, Hospital Facilities Revenue,
Refunding & Improvement Upper Valley Medical
Center	5.250%	5/15/26	2,000,000	2,023,880

Total Ohio				5,038,315

Oklahoma - 1.2%
Oklahoma HFA, Single-Family Mortgage, GNMA	7.997%	8/1/18	160,000	171,254	(a)
Tulsa County, OK, Industrial Authority, Senior Living
Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,045,920
Montereau Inc. Project	7.250%	11/1/40	7,000,000	7,262,220
Tulsa, OK, Municipal Airport Revenue, American
Airlines	7.350%	12/1/11	2,200,000	2,209,174

Total Oklahoma				10,688,568

Oregon - 0.1%
Klamath Falls, OR, Inter Community Hospital Authority
Revenue:
Merle West Medical Center	6.250%	9/1/31	630,000	702,066	(b)
Unrefunded Balance, Merle West Medical Center	6.250%	9/1/31	370,000	352,998

Total Oregon				1,055,064

Pennsylvania - 4.6%
Allegheny County, PA, IDA Revenue,
Environmental Improvement, US Steel Corp.	6.750%	11/1/24	6,500,000	7,153,250
Cumberland County, PA, Municipal Authority
Retirement Community Revenue, Wesley Affiliate
Services Inc. Project	7.250%	1/1/35	1,000,000	1,150,790	(b)
Dauphin County, PA, General Authority Revenue,
Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	5,000,000	4,026,850
Harrisburg, PA, Authority University Revenue,
Harrisburg University of Science	6.000%	9/1/36	3,000,000	2,809,590
Hazleton, PA, Health Services Authority, Hospital
Revenue, St. Joseph's Medical Center	6.200%	7/1/26	1,000,000	980,290
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,304,160
Lebanon County, PA, Health Facilities Authority
Revenue, Good Samaritan Hospital Project	6.000%	11/15/35	1,000,000	963,650
Lehigh County, PA, General Purpose Authority
Revenue, First Mortgage Bible Fellowship Church
Home Inc.	7.750%	11/1/33	3,500,000	3,578,295
Northumberland County, PA, IDA Facilities
Revenue, NHS Youth Services Inc. Project	7.500%	2/15/29	920,000	841,552

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Pennsylvania Economic Development Financing
Authority:
Exempt Facilities Revenue, Reliant Energy Seward	6.750%	12/1/36	$2,185,000	$2,264,621	(a)
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,475,877
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,446,800
Solid Waste Disposal Revenue, Waste Management Inc. Project	5.100%	10/1/27	1,000,000	1,013,320	(a)
Pennsylvania Economic Development Financing
Authority, Health Systems Revenue, Albert Einstein
Healthcare	6.250%	10/15/23	5,000,000	5,405,150

Total Pennsylvania				41,414,195

Puerto Rico - 4.0%
Puerto Rico Electric Power Authority, Power
Revenue	5.250%	7/1/25	7,500,000	8,015,925
Puerto Rico Electric Power Authority, Power
Revenue	5.250%	7/1/40	5,000,000	5,215,200
Puerto Rico Sales Tax Financing Corp., Sales Tax
Revenue	5.250%	8/1/41	2,000,000	2,080,300
Puerto Rico Sales Tax Financing Corp., Sales Tax
Revenue	5.500%	8/1/42	9,000,000	9,610,650
Puerto Rico Sales Tax Financing Corp., Sales Tax
Revenue	6.000%	8/1/42	10,000,000	11,012,900

Total Puerto Rico				35,934,975

Rhode Island - 0.1%
Central Falls, RI, Detention Facility Corp.,
Detention Facilities Revenue, Refunding	7.250%	7/15/35	1,000,000	776,790

South Carolina - 0.4%
Newberry County, SC, Special Source Revenue,
Refunding J.F. Hawkins Nursing Home, Radian	5.000%	3/1/30	2,000,000	1,861,480
Richland County, SC, Environmental Improvement
Revenue, International Paper Co. Project	6.100%	4/1/23	2,000,000	2,083,220	(a)

Total South Carolina				3,944,700

Tennessee - 2.3%
Knox County, TN, Health, Educational & Housing
Facilities Board Revenue, University Health
Systems Inc.	5.000%	4/1/18	1,870,000	1,956,469
Shelby County, TN, Health Educational & Housing
Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	1,000,000	914,690
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/26	17,000,000	17,629,680

Total Tennessee				20,500,839

Texas - 18.2%
Austin-Bergstrom, TX, Landhost Enterprises Inc.,
Airport Hotel, Senior	6.750%	4/1/27	5,025,000	2,765,509	(d)
Brazos River, TX, Harbor Industrial Development
Corp., Environmental Facilities Revenue, Dow
Chemical Co.	5.900%	5/1/28	11,500,000	11,929,410	(a)(f)
Brazos River, TX, Harbor Navigation District:
Brazoria County Environmental, Dow Chemical Co. Project	5.950%	5/15/33	10,385,000	10,766,856	(a)(g)
Brazoria County Environmental, Dow Chemical Co. Project	6.625%	5/15/33	1,000,000	1,029,220	(a)
Burnet County, TX, Public Facility Project Revenue	7.750%	8/1/29	2,945,000	3,077,496
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,500,000	2,658,950
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation	0.000%	1/1/36	2,800,000	546,504

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Capital Appreciation	0.000%	1/1/38	$2,000,000	$341,020
Capital Appreciation	0.000%	1/1/40	2,200,000	323,774
Clifton, TX, Higher Education Finance Corp.,
Education Revenue	6.000%	12/1/30	1,120,000	1,189,541
Clifton, TX, Higher Education Finance Corp.,
Education Revenue	6.125%	12/1/40	4,000,000	4,169,240
Dallas-Fort Worth, TX, International Airport
Facilities Improvement Corp. Revenue, American
Airlines Inc., Guarantee Agreement	6.375%	5/1/35	1,665,000	1,458,057	(a)
Denton County, TX, Reclamation Road District	8.500%	6/1/16	50,000	48,978
Garza County, TX, Public Facility Corp.	5.500%	10/1/19	1,400,000	1,381,534
Gulf Coast of Texas, IDA, Solid Waste Disposal
Revenue, CITGO Petroleum Corp. Project	7.500%	9/30/12	3,000,000	3,090,240	(a)(f)
Harris County, TX, Cultural Education Facilities
Finance Corp., Medical Facilities Revenue, Baylor
College of Medicine	5.625%	11/15/32	5,135,000	4,992,812
Houston, TX, Airport Systems Revenue, Special
Facilities, Continental Airlines Inc. Project	6.125%	7/15/27	6,645,000	6,425,383	(a)
Maverick County, TX, Public Facility Corp. Project
Revenue	6.250%	2/1/24	625,000	567,825
Maverick County, TX, Public Facility Corp. Project
Revenue	6.375%	2/1/29	520,000	462,280
Midlothian, TX, Development Authority, Tax
Increment Contract Revenue	7.875%	11/15/26	3,000,000	3,180,570	(b)
Midlothian, TX, Development Authority, Tax
Increment Contract Revenue	6.200%	11/15/29	2,500,000	2,551,000
Midlothian, TX, Development Authority, Tax
Increment Contract Revenue, Refunding,
Subordinated Lien	5.125%	11/15/26	1,025,000	914,976
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,000,000	10,581,700
North Texas Tollway Authority Revenue	6.250%	1/1/39	2,000,000	2,206,540
North Texas Tollway Authority Revenue	5.750%	1/1/40	10,000,000	10,619,000
Port Corpus Christi, TX, Celanese Project	6.450%	11/1/30	1,995,000	2,047,149
San Leanna Educational Facilities Corp., Education
Revenue:
Saint Edwards University Project	5.000%	6/1/20	1,000,000	1,061,460
Saint Edwards University Project	5.125%	6/1/22	2,000,000	2,106,480
Tarrant County, TX, Cultural Education Facilities
Finance Corp., Retirement Facility Revenue,
Northwest Senior Housing Edgemere Project	5.750%	11/15/12	1,100,000	1,138,742
Texas Midwest Public Facility Corp. Revenue,
Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	5,365,250
Texas Municipal Gas Acquisition & Supply Corp. I,
Gas Supply Revenue	6.250%	12/15/26	10,000,000	11,264,500
Texas Private Activity Bond Surface Transportation
Corp., Senior Lien	6.875%	12/31/39	10,000,000	10,895,500
Texas Private Activity Bond Surface Transportation
Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	21,960,000	24,004,476
Texas State Public Finance Authority, Charter
School Finance Corp. Revenue, Charter School
Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,242,840
Texas State Public Finance Authority, Charter School
Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	1,000,000	1,058,980
Uplift Education	5.875%	12/1/36	1,000,000	1,009,440
Willacy County, TX, Local Government Corp.
Revenue	6.875%	9/1/28	10,915,000	10,351,131
Willacy County, TX, PFC Project Revenue	8.250%	12/1/23	3,000,000	3,191,940

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Willacy County, TX, PFC Project Revenue, County
Jail	7.500%	11/1/25	$650,000	$598,559

Total Texas				165,614,862

U.S. Virgin Islands - 0.9%
Virgin Islands Public Finance Authority Revenue,
Matching Fund Loan	6.750%	10/1/37	7,500,000	8,491,725

Virginia - 2.4%
Alexandria, VA, Redevelopment & Housing
Authority, MFH Revenue, Parkwood Court
Apartments Project	8.125%	4/1/30	990,000	975,190
Broad Street CDA Revenue	7.500%	6/1/33	1,000,000	955,050
Chesterfield County, VA, EDA, Solid Waste and
Sewer Disposal Revenue, Virginia Electric Power
Co. Project	5.600%	11/1/31	6,000,000	6,256,980	(a)
Virginia Beach, VA, Development Authority, MFH
Revenue:
Residential Rental Hampton Project	7.500%	10/1/39	2,355,000	2,368,117	(a)
Residential Rental Mayfair Project	7.500%	10/1/39	2,355,000	2,368,117	(a)
Washington County, VA, IDA Hospital Facilities
Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	8,698,500

Total Virginia				21,621,954

West Virginia - 1.0%
Pleasants County, WV, PCR, Refunding, County
Commission Allegheny	5.250%	10/15/37	8,950,000	9,011,845

Wisconsin - 0.5%
Wisconsin State HEFA Revenue:
Aurora Health Care	6.400%	4/15/33	1,000,000	1,032,570
Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,090,100
Marshfield Clinic	6.000%	2/15/25	1,500,000	1,516,620

Total Wisconsin				4,639,290

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $842,989,796)				887,003,619

SHORT-TERM INVESTMENTS - 0.7%
New York - 0.6%
New York City, NY, GO, SPA-Wells Fargo Bank
N.A.	0.250%	4/1/32	5,100,000	5,100,000	(h)(i)

Puerto Rico - 0.1%
Commonwealth of Puerto Rico, GO, Public
Improvements, AGM, SPA-Dexia Credit Local	0.270%	7/1/18	900,000	900,000	(h)(i)

Virginia - 0.0%
Virginia College Building Authority, VA, Various
Shenandoah University Projects, LOC-Branch
Banking & Trust	0.200%	11/1/36	100,000	100,000	(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,100,000)				6,100,000

TOTAL INVESTMENTS - 98.3% (Cost - $849,089,796#)				893,103,619
Other Assets in Excess of Liabilities - 1.7%				15,750,039

TOTAL NET ASSETS - 100.0%				$908,853,658

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)	The coupon payment on these securities is currently in default as of October 31, 2010.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Maturity date shown represents the mandatory tender date.

(g)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2010.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
RADIAN	— Radian Asset Assurance - Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds

Summary of Investments by Industry *

Industrial Revenue	27.3%
Health Care	21.3
Transportation	11.1
Education	9.1
Power	8.5
Special Tax Obligation	8.1
Leasing	4.2
Solid Waste/Resource Recovery	2.2
Pre-Refunded/Escrowed to Maturity	2.1
Water & Sewer	2.1
Other	1.7
Local General Obligation	0.9
Housing	0.7
Short-Term Investments	0.7

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of October 31, 2010 and are subject to change.

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	1.3%
AA/Aa	3.0
A	25.8
BBB/Baa	42.8
BB/Ba	7.5
B	1.6
CCC/Caa	1.1
A-1+/VMIG 1	0.7
NR	16.2

100.0%

†	As a percentage of total investments.

‡	The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the lowest rating category received from an NRSRO.

See pages 11 through 14 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of on obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Bond ratings (continued)

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issue Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Bond ratings (continued)

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligation Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligation Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligation Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

Bond ratings (continued)

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Municipal High Income Fund (the “Fund”), is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$887,003,619	—	$887,003,619
Short-term investments†	—	6,100,000	—	6,100,000

Total investments	—	$893,103,619	—	$893,103,619

Other financial instruments:
Futures contracts	$3,890,846	—	—	$3,890,846

Total	$3,890,846	$893,103,619	—	$896,994,465

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are

Notes to Schedule of Investments (unaudited) (continued)

made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Credit and Market Risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$59,189,786
Gross unrealized depreciation	(15,175,963)

Net unrealized appreciation	$44,013,823

At October 31, 2010, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN
Contracts to Sell:
U.S. Treasury 30-Year Bonds	973	12/10	$131,293,033	$127,402,187	$3,890,846

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at October 31, 2010.

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation
Interest rate contracts	$3,890,846

During the period ended October 31, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$138,963,828

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not

Notes to Schedule of Investments (unaudited) (continued)

fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 20, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: December 20, 2010